Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalent
	December 31, 2014	December 31, 2013
Cash on hand and at banks	$19,380	$78,458
Short-term deposits	35,113	4,377

Total cash and cash equivalents	$54,493	$82,835